Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.(1)	11,478	$ 3,377,287
Curtiss-Wright Corp.	6,678	1,809,604
General Electric Co.	162,574	25,844,389
HEICO Corp.	16,415	3,670,558
Hexcel Corp.	14,542	908,148
Moog, Inc., Class A	4,502	753,185
Woodward, Inc.	7,808	1,361,559
		$ 37,724,730
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	18,195	$1,603,344
Expeditors International of Washington, Inc.	19,162	2,391,226
FedEx Corp.	32,067	9,614,969
GXO Logistics, Inc.(1)	14,264	720,332
United Parcel Service, Inc., Class B	99,192	13,574,425
		$27,904,296
Automobile Components — 0.1%
Aptiv PLC(1)	37,983	$2,674,763
Autoliv, Inc.	10,909	1,167,154
BorgWarner, Inc.	34,215	1,103,091
Lear Corp.	8,990	1,026,748
Modine Manufacturing Co.(1)	7,051	706,440
		$6,678,196
Automobiles — 1.6%
Ford Motor Co.	557,753	$6,994,223
General Motors Co.	157,621	7,323,072
Harley-Davidson, Inc.	17,804	597,146
Rivian Automotive, Inc., Class A(1)(2)	90,919	1,220,133
Tesla, Inc.(1)	337,971	66,877,701
Thor Industries, Inc.	6,696	625,741
		$83,638,016
Banks — 4.0%
Bank of America Corp.	924,075	$36,750,463
Bank OZK	12,536	513,976
BOK Financial Corp.	2,833	259,616
Cadence Bank	25,939	733,555
Citigroup, Inc.	270,801	17,185,031
Citizens Financial Group, Inc.	57,252	2,062,789
Comerica, Inc.	21,543	1,099,555
Commerce Bancshares, Inc.	20,897	1,165,635
Cullen/Frost Bankers, Inc.	10,212	1,037,845
East West Bancorp, Inc.	19,690	1,441,899
F.N.B. Corp.	52,079	712,441
Fifth Third Bancorp	89,979	3,283,334
First Citizens Bancshares, Inc., Class A	1,638	2,757,753
Security	Shares	Value
Banks (continued)
First Horizon Corp.	80,133	$ 1,263,697
Home BancShares, Inc.	22,755	545,210
Huntington Bancshares, Inc.	219,142	2,888,291
JPMorgan Chase & Co.	341,876	69,147,840
KeyCorp	139,902	1,988,007
M&T Bank Corp.	25,239	3,820,175
Old National Bancorp	43,636	750,103
Pinnacle Financial Partners, Inc.	9,343	747,814
PNC Financial Services Group, Inc.	57,745	8,978,193
Popular, Inc.	9,320	824,168
Prosperity Bancshares, Inc.	12,231	747,803
Regions Financial Corp.	142,291	2,851,512
SouthState Corp.	12,620	964,420
Synovus Financial Corp.	25,700	1,032,883
Truist Financial Corp.	183,259	7,119,612
U.S. Bancorp	215,511	8,555,787
Webster Financial Corp.	24,164	1,053,309
Wells Fargo & Co.	495,749	29,442,533
Western Alliance Bancorp	14,818	930,867
Wintrust Financial Corp.	10,651	1,049,762
Zions Bancorp NA	19,408	841,725
		$214,547,603
Beverages — 1.5%
Celsius Holdings, Inc.(1)	23,787	$1,358,000
Coca-Cola Co.	576,714	36,707,846
Coca-Cola Consolidated, Inc.	885	960,225
Keurig Dr Pepper, Inc.	173,213	5,785,314
Monster Beverage Corp.(1)	122,954	6,141,553
PepsiCo, Inc.	190,197	31,369,191
		$82,322,129
Biotechnology — 2.4%
AbbVie, Inc.	228,904	$39,261,614
Alnylam Pharmaceuticals, Inc.(1)	16,124	3,918,132
Amgen, Inc.	69,443	21,697,465
Apellis Pharmaceuticals, Inc.(1)	14,184	544,098
Biogen, Inc.(1)	19,710	4,569,172
BioMarin Pharmaceutical, Inc.(1)	23,428	1,928,827
Blueprint Medicines Corp.(1)	9,135	984,570
Bridgebio Pharma, Inc.(1)	28,000	709,240
Exact Sciences Corp.(1)	25,895	1,094,064
Exelixis, Inc.(1)	40,744	915,518
Gilead Sciences, Inc.	161,508	11,081,064
GRAIL, Inc.(1)	3,376	51,881
Halozyme Therapeutics, Inc.(1)	13,274	695,027
Incyte Corp.(1)	22,316	1,352,796
Ionis Pharmaceuticals, Inc.(1)	19,122	911,355
Moderna, Inc.(1)	43,220	5,132,375
Neurocrine Biosciences, Inc.(1)	11,567	1,592,429
Regeneron Pharmaceuticals, Inc.(1)	13,542	14,233,048

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Sarepta Therapeutics, Inc.(1)	12,073	$ 1,907,534
United Therapeutics Corp.(1)	5,550	1,767,953
Vertex Pharmaceuticals, Inc.(1)	33,393	15,651,967
		$ 130,000,129
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	1,030,653	$ 199,173,692
eBay, Inc.	57,764	3,103,082
Etsy, Inc.(1)	16,765	988,800
Macy's, Inc.	31,445	603,744
Ollie's Bargain Outlet Holdings, Inc.(1)	7,116	698,578
		$204,567,896
Building Products — 1.0%
A.O. Smith Corp.	16,483	$1,347,980
AAON, Inc.	13,299	1,160,205
Advanced Drainage Systems, Inc.	9,669	1,550,811
Allegion PLC	11,900	1,405,985
Armstrong World Industries, Inc.	5,039	570,616
AZEK Co., Inc.(1)	17,500	737,275
Carlisle Cos., Inc.	15,589	6,316,819
Carrier Global Corp.	135,114	8,522,991
Fortune Brands Innovations, Inc.	17,279	1,122,098
Johnson Controls International PLC	107,828	7,167,327
Lennox International, Inc.	5,484	2,933,830
Masco Corp.	23,254	1,550,344
Owens Corning	27,621	4,798,320
Simpson Manufacturing Co., Inc.	5,298	892,872
Trane Technologies PLC	36,250	11,923,713
Trex Co., Inc.(1)	14,931	1,106,686
UFP Industries, Inc.	5,762	645,344
Zurn Elkay Water Solutions Corp., Class C	20,000	588,000
		$54,341,216
Capital Markets — 3.5%
Affiliated Managers Group, Inc.	5,309	$829,425
Ameriprise Financial, Inc.	14,117	6,030,641
Ares Management Corp., Class A	21,755	2,899,506
Bank of New York Mellon Corp.	102,028	6,110,457
BlackRock, Inc.	20,927	16,476,246
Blackstone, Inc.	98,732	12,223,022
Blue Owl Capital, Inc.	64,997	1,153,697
Carlyle Group, Inc.	24,373	978,576
Cboe Global Markets, Inc.	16,484	2,803,269
Charles Schwab Corp.	210,767	15,531,420
CME Group, Inc.	51,101	10,046,457
Coinbase Global, Inc., Class A(1)	27,864	6,192,217
Evercore, Inc., Class A	3,812	794,535
FactSet Research Systems, Inc.	5,632	2,299,377
Franklin Resources, Inc.	47,893	1,070,408
Goldman Sachs Group, Inc.	45,688	20,665,596
Security	Shares	Value
Capital Markets (continued)
Hamilton Lane, Inc., Class A	6,000	$ 741,480
Houlihan Lokey, Inc.	5,612	756,834
Interactive Brokers Group, Inc., Class A	14,226	1,744,108
Intercontinental Exchange, Inc.	80,988	11,086,447
Invesco Ltd.	58,955	881,967
Janus Henderson Group PLC	19,013	640,928
Jefferies Financial Group, Inc.	17,098	850,796
KKR & Co., Inc.	93,279	9,816,682
LPL Financial Holdings, Inc.	10,812	3,019,792
MarketAxess Holdings, Inc.	4,905	983,600
Moody's Corp.	20,534	8,643,377
Morningstar, Inc.	3,966	1,173,341
MSCI, Inc.	9,427	4,541,457
Nasdaq, Inc.	48,816	2,941,652
Northern Trust Corp.	25,730	2,160,805
Raymond James Financial, Inc.	24,578	3,038,086
S&P Global, Inc.	40,488	18,057,648
SEI Investments Co.	14,768	955,342
State Street Corp.	43,251	3,200,574
Stifel Financial Corp.	17,068	1,436,272
T. Rowe Price Group, Inc.	30,454	3,511,651
TPG, Inc.	17,000	704,650
Tradeweb Markets, Inc., Class A	17,457	1,850,442
		$188,842,780
Chemicals — 1.5%
Air Products and Chemicals, Inc.	35,452	$9,148,389
Arcadium Lithium PLC(1)(2)	414,197	1,391,702
Ashland, Inc.	9,807	926,663
Axalta Coating Systems Ltd.(1)	33,822	1,155,698
Balchem Corp.	6,341	976,197
Cabot Corp.	11,242	1,033,027
Celanese Corp.	15,697	2,117,368
Eastman Chemical Co.	19,490	1,909,435
Ecolab, Inc.	40,800	9,710,400
Element Solutions, Inc.	26,684	723,670
FMC Corp.	23,761	1,367,446
International Flavors & Fragrances, Inc.	36,918	3,514,963
Linde PLC	67,907	29,798,271
Mosaic Co.	60,550	1,749,895
PPG Industries, Inc.	37,505	4,721,504
Sherwin-Williams Co.	37,428	11,169,638
		$81,414,266
Commercial Services & Supplies — 0.8%
Brink's Co.	5,621	$575,590
Casella Waste Systems, Inc., Class A(1)	8,277	821,244
Cintas Corp.	10,187	7,133,549
Clean Harbors, Inc.(1)	6,088	1,376,801
Copart, Inc.(1)	108,768	5,890,875
MSA Safety, Inc.	4,618	866,752

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.	28,958	$ 5,627,698
Rollins, Inc.	36,225	1,767,418
Stericycle, Inc.(1)	12,085	702,501
Tetra Tech, Inc.	7,984	1,632,568
Veralto Corp.	26,459	2,526,041
Waste Management, Inc.	56,611	12,077,391
		$ 40,998,428
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	31,285	$10,964,767
Ciena Corp.(1)	16,458	792,946
Cisco Systems, Inc.	490,878	23,321,614
F5, Inc.(1)	8,244	1,419,864
Juniper Networks, Inc.	37,122	1,353,468
Motorola Solutions, Inc.	20,924	8,077,710
		$45,930,369
Construction & Engineering — 0.3%
AECOM	16,411	$1,446,465
API Group Corp.(1)	29,281	1,101,844
Comfort Systems USA, Inc.	5,777	1,756,901
Dycom Industries, Inc.(1)	3,969	669,808
EMCOR Group, Inc.	7,120	2,599,370
MasTec, Inc.(1)	10,386	1,111,198
Quanta Services, Inc.	20,445	5,194,870
Valmont Industries, Inc.	3,406	934,777
WillScot Mobile Mini Holdings Corp.(1)	19,834	746,552
		$15,561,785
Construction Materials — 0.5%
CRH PLC	166,942	$12,517,311
Summit Materials, Inc., Class A(1)	38,461	1,408,057
Vulcan Materials Co.	42,881	10,663,647
		$24,589,015
Consumer Finance — 0.7%
Ally Financial, Inc.	42,829	$1,699,026
American Express Co.	82,495	19,101,717
Capital One Financial Corp.	51,920	7,188,324
Credit Acceptance Corp.(1)	584	300,573
Discover Financial Services	33,503	4,382,527
FirstCash Holdings, Inc.	5,630	590,474
OneMain Holdings, Inc.	16,018	776,713
SLM Corp.	22,631	470,499
SoFi Technologies, Inc.(1)(2)	118,404	782,651
Synchrony Financial	58,171	2,745,090
		$38,037,594
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	49,533	$978,277
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
BJ's Wholesale Club Holdings, Inc.(1)	16,609	$ 1,458,935
Casey's General Stores, Inc.	5,243	2,000,519
Costco Wholesale Corp.	51,534	43,803,385
Dollar General Corp.	23,614	3,122,479
Dollar Tree, Inc.(1)	27,373	2,922,615
Kroger Co.	118,319	5,907,668
Performance Food Group Co.(1)	25,075	1,657,708
Sprouts Farmers Market, Inc.(1)	17,485	1,462,795
Sysco Corp.	81,086	5,788,729
Target Corp.	52,039	7,703,853
U.S. Foods Holding Corp.(1)	40,557	2,148,710
Walmart, Inc.	505,470	34,225,374
		$113,181,047
Containers & Packaging — 0.4%
Amcor PLC	231,372	$2,262,818
AptarGroup, Inc.	8,864	1,248,140
Avery Dennison Corp.	12,733	2,784,071
Ball Corp.	45,520	2,732,110
Berry Global Group, Inc.	22,280	1,311,178
Crown Holdings, Inc.	16,049	1,193,885
Graphic Packaging Holding Co.	54,728	1,434,421
Packaging Corp. of America	14,121	2,577,930
Sealed Air Corp.	29,677	1,032,463
Silgan Holdings, Inc.	7,723	326,915
Sonoco Products Co.	16,517	837,742
WestRock Co.	36,490	1,833,987
		$19,575,660
Distributors — 0.1%
Genuine Parts Co.	18,010	$2,491,143
LKQ Corp.	29,890	1,243,125
Pool Corp.	4,776	1,467,808
		$5,202,076
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	8,169	$899,243
Duolingo, Inc.(1)	5,807	1,211,747
H&R Block, Inc.	13,245	718,276
Service Corp. International	19,420	1,381,345
		$4,210,611
Diversified REITs — 0.0%(3)
Essential Properties Realty Trust, Inc.	21,831	$604,937
W.P. Carey, Inc.	30,578	1,683,319
		$2,288,256
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	874,632	$16,714,218

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	513,789	$ 21,188,658
		$ 37,902,876
Electric Utilities — 0.9%
Alliant Energy Corp.	31,376	$ 1,597,039
Avangrid, Inc.	8,163	290,031
Constellation Energy Corp.	44,495	8,911,014
Evergy, Inc.	27,382	1,450,425
Eversource Energy	49,680	2,817,353
Exelon Corp.	141,215	4,887,451
IDACORP, Inc.	8,719	812,175
NextEra Energy, Inc.	290,364	20,560,675
NRG Energy, Inc.	31,526	2,454,614
Portland General Electric Co.	12,060	521,474
Xcel Energy, Inc.	78,303	4,182,163
		$48,484,414
Electrical Equipment — 1.2%
Acuity Brands, Inc.	3,937	$950,549
AMETEK, Inc.	37,009	6,169,770
Atkore, Inc.	5,875	792,714
Eaton Corp. PLC	64,071	20,089,462
Emerson Electric Co.	91,538	10,083,826
GE Vernova, Inc.(1)	38,754	6,646,699
Hubbell, Inc.	7,949	2,905,200
NEXTracker, Inc., Class A(1)	21,434	1,004,826
nVent Electric PLC	28,691	2,198,017
Regal Rexnord Corp.	12,312	1,664,829
Rockwell Automation, Inc.	18,275	5,030,742
Sensata Technologies Holding PLC	31,243	1,168,176
Vertiv Holdings Co., Class A	58,368	5,052,918
		$63,757,728
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	191,897	$12,928,101
Arrow Electronics, Inc.(1)	6,623	799,793
Avnet, Inc.	12,127	624,419
Badger Meter, Inc.	5,790	1,078,967
CDW Corp.	17,531	3,924,139
Cognex Corp.	22,328	1,044,057
Coherent Corp.(1)	17,364	1,258,195
Corning, Inc.	93,221	3,621,636
Insight Enterprises, Inc.(1)	3,940	781,538
Itron, Inc.(1)	7,290	721,418
Jabil, Inc.	15,935	1,733,569
Keysight Technologies, Inc.(1)	27,819	3,804,248
Littelfuse, Inc.	4,405	1,125,874
Novanta, Inc.(1)	4,232	690,282
TD SYNNEX Corp.	8,146	940,048
Teledyne Technologies, Inc.(1)	8,200	3,181,436
Trimble, Inc.(1)	42,803	2,393,544
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Vontier Corp.	19,585	$ 748,147
Zebra Technologies Corp., Class A(1)	6,550	2,023,492
		$ 43,422,903
Energy Equipment & Services — 0.2%
Baker Hughes Co.	317,361	$ 11,161,586
		$ 11,161,586
Entertainment — 1.4%
Electronic Arts, Inc.	29,931	$ 4,170,286
Liberty Media Corp.-Liberty Formula One, Class A(1)	31,799	2,042,450
Liberty Media Corp.-Liberty Live, Class A(1)	15,249	571,990
Live Nation Entertainment, Inc.(1)	21,315	1,998,068
Netflix, Inc.(1)	52,162	35,203,090
ROBLOX Corp., Class A(1)	64,362	2,394,910
Roku, Inc.(1)	15,348	919,806
Take-Two Interactive Software, Inc.(1)	20,124	3,129,081
Walt Disney Co.	236,080	23,440,383
Warner Bros. Discovery, Inc.(1)	319,939	2,380,346
Warner Music Group Corp., Class A	19,984	612,510
		$76,862,920
Financial Services — 2.7%
Affirm Holdings, Inc.(1)	25,669	$775,460
Apollo Global Management, Inc.	58,195	6,871,084
Block, Inc., Class A(1)	68,304	4,404,925
Equitable Holdings, Inc.	50,312	2,055,748
Essent Group Ltd.	16,779	942,812
Euronet Worldwide, Inc.(1)	7,279	753,376
Fidelity National Information Services, Inc.	64,673	4,873,757
Fiserv, Inc.(1)	70,900	10,566,936
Jack Henry & Associates, Inc.	8,677	1,440,556
Jackson Financial, Inc., Class A	10,701	794,656
Mastercard, Inc., Class A	101,108	44,604,805
MGIC Investment Corp.	43,154	929,969
Mr. Cooper Group, Inc.(1)	11,725	952,422
PayPal Holdings, Inc.(1)	123,214	7,150,108
PennyMac Financial Services, Inc.	6,500	614,900
Radian Group, Inc.	23,336	725,750
Shift4 Payments, Inc., Class A(1)(2)	7,065	518,218
Toast, Inc., Class A(1)	56,686	1,460,798
Visa, Inc., Class A	191,689	50,312,612
Voya Financial, Inc.	12,965	922,460
WEX, Inc.(1)	6,147	1,088,880
		$142,760,232
Food Products — 0.9%
Bunge Global SA	24,521	$2,618,107
Campbell Soup Co.	35,599	1,608,719
Conagra Brands, Inc.	67,700	1,924,034

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Darling Ingredients, Inc.(1)	28,014	$ 1,029,515
Flowers Foods, Inc.	28,590	634,698
Freshpet, Inc.(1)	7,501	970,554
General Mills, Inc.	86,578	5,476,924
Hershey Co.	24,016	4,414,861
Hormel Foods Corp.	49,662	1,514,194
Ingredion, Inc.	9,520	1,091,944
JM Smucker Co.	17,585	1,917,468
Kellanova	46,588	2,687,196
Kraft Heinz Co.	137,207	4,420,810
Lamb Weston Holdings, Inc.	23,745	1,996,480
Lancaster Colony Corp.	3,293	622,278
McCormick & Co., Inc.	44,925	3,186,980
Mondelez International, Inc., Class A	214,371	14,028,438
		$50,143,200
Gas Utilities — 0.0%(3)
National Fuel Gas Co.	15,220	$824,772
Southwest Gas Holdings, Inc.	11,528	811,341
UGI Corp.	36,167	828,224
		$2,464,337
Ground Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	12,319	$1,971,040
Knight-Swift Transportation Holdings, Inc.	24,186	1,207,365
Landstar System, Inc.	4,999	922,216
Lyft, Inc., Class A(1)	41,912	590,959
Old Dominion Freight Line, Inc.	27,368	4,833,189
Ryder System, Inc.	6,757	837,057
Saia, Inc.(1)	4,104	1,946,486
Uber Technologies, Inc.(1)	245,110	17,814,595
Union Pacific Corp.	84,274	19,067,835
XPO, Inc.(1)	14,264	1,514,124
		$50,704,866
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	224,099	$23,286,127
Align Technology, Inc.(1)	8,784	2,120,721
Baxter International, Inc.	68,916	2,305,240
Becton Dickinson & Co.	36,421	8,511,952
Boston Scientific Corp.(1)	189,897	14,623,968
Cooper Cos., Inc.	26,964	2,353,957
DENTSPLY SIRONA, Inc.	35,033	872,672
DexCom, Inc.(1)	52,117	5,909,025
Edwards Lifesciences Corp.(1)	74,182	6,852,191
GE HealthCare Technologies, Inc.	53,703	4,184,538
Glaukos Corp.(1)	6,290	744,421
Globus Medical, Inc., Class A(1)	12,421	850,714
Hologic, Inc.(1)	32,429	2,407,853
IDEXX Laboratories, Inc.(1)	10,107	4,924,130
Inspire Medical Systems, Inc.(1)	4,579	612,808
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Insulet Corp.(1)	8,612	$ 1,737,902
Intuitive Surgical, Inc.(1)	45,143	20,081,864
Masimo Corp.(1)	4,268	537,512
Medtronic PLC	170,028	13,382,904
Merit Medical Systems, Inc.(1)	8,686	746,562
Penumbra, Inc.(1)	5,177	931,705
ResMed, Inc.	18,908	3,619,369
STERIS PLC	12,453	2,733,932
Stryker Corp.	46,377	15,779,774
Teleflex, Inc.	5,702	1,199,302
Zimmer Biomet Holdings, Inc.	28,571	3,100,811
		$144,411,954
Health Care Providers & Services — 2.2%
agilon health, Inc.(1)	59,210	$387,233
Centene Corp.(1)	72,332	4,795,612
Chemed Corp.	2,008	1,089,501
Cigna Group	36,169	11,956,386
CVS Health Corp.	167,152	9,871,997
DaVita, Inc.(1)	5,316	736,638
Elevance Health, Inc.	29,559	16,016,840
Encompass Health Corp.	12,962	1,112,010
Ensign Group, Inc.	8,432	1,042,954
HealthEquity, Inc.(1)	11,570	997,334
Henry Schein, Inc.(1)	15,113	968,743
Humana, Inc.	14,909	5,570,748
Labcorp Holdings, Inc.	10,768	2,191,396
Molina Healthcare, Inc.(1)	7,407	2,202,101
Option Care Health, Inc.(1)	22,841	632,696
Quest Diagnostics, Inc.	15,257	2,088,378
UnitedHealth Group, Inc.	113,123	57,609,019
		$119,269,586
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	24,445	$2,859,332
Healthcare Realty Trust, Inc.	53,295	878,301
Healthpeak Properties, Inc.	99,240	1,945,104
Omega Healthcare Investors, Inc.	34,847	1,193,510
Ventas, Inc.	56,995	2,921,564
Welltower, Inc.	84,536	8,812,878
		$18,610,689
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	11,619	$324,983
Veeva Systems, Inc., Class A(1)	18,944	3,466,942
		$3,791,925
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	98,442	$1,769,987

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotel & Resort REITs (continued)
Ryman Hospitality Properties, Inc.	8,211	$ 819,951
		$ 2,589,938
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(1)	51,316	$ 7,781,045
Aramark	39,856	1,355,901
Booking Holdings, Inc.	4,134	16,376,841
Chipotle Mexican Grill, Inc.(1)	218,800	13,707,820
Choice Hotels International, Inc.	3,713	441,847
Darden Restaurants, Inc.	17,480	2,645,074
Domino's Pizza, Inc.	6,084	3,141,352
Hilton Worldwide Holdings, Inc.	31,728	6,923,050
Hyatt Hotels Corp., Class A	5,006	760,511
Marriott International, Inc., Class A	31,038	7,504,057
Planet Fitness, Inc., Class A(1)	12,440	915,460
Starbucks Corp.	177,904	13,849,826
Texas Roadhouse, Inc.	9,788	1,680,697
Vail Resorts, Inc.	6,182	1,113,564
Wingstop, Inc.	4,983	2,106,115
Wyndham Hotels & Resorts, Inc.	11,818	874,532
Yum! Brands, Inc.	43,274	5,732,074
		$86,909,766
Household Durables — 0.5%
D.R. Horton, Inc.	40,963	$5,772,916
Installed Building Products, Inc.	3,356	690,262
KB Home	12,921	906,796
Lennar Corp., Class A	35,045	5,252,194
Meritage Homes Corp.	5,824	942,614
Mohawk Industries, Inc.(1)	7,595	862,716
NVR, Inc.(1)	424	3,217,549
PulteGroup, Inc.	27,320	3,007,932
Taylor Morrison Home Corp.(1)	17,249	956,285
Tempur Sealy International, Inc.	15,618	739,356
Toll Brothers, Inc.	14,355	1,653,409
TopBuild Corp.(1)	4,629	1,783,415
Whirlpool Corp.	7,454	761,799
		$26,547,243
Household Products — 1.2%
Church & Dwight Co., Inc.	28,787	$2,984,636
Clorox Co.	15,502	2,115,558
Colgate-Palmolive Co.	97,173	9,429,668
Kimberly-Clark Corp.	40,577	5,607,741
Procter & Gamble Co.	274,728	45,308,142
		$65,445,745
Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp.	87,131	$1,530,892
Brookfield Renewable Corp., Class A(2)	15,670	444,714
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy, Inc., Class C	3,312	$ 81,773
		$ 2,057,379
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	40,080	$ 1,023,643
EastGroup Properties, Inc.	6,740	1,146,474
First Industrial Realty Trust, Inc.	18,637	885,444
Prologis, Inc.	130,440	14,649,716
Rexford Industrial Realty, Inc.	30,750	1,371,143
STAG Industrial, Inc.	25,716	927,319
Terreno Realty Corp.	13,401	793,071
		$20,796,810
Insurance — 2.4%
Aflac, Inc.	70,224	$6,271,705
Allstate Corp.	37,181	5,936,318
American Financial Group, Inc.	8,443	1,038,658
American International Group, Inc.	94,230	6,995,635
Aon PLC, Class A	30,571	8,975,034
Arch Capital Group Ltd.(1)	51,356	5,181,307
Arthur J. Gallagher & Co.	27,990	7,258,087
Axis Capital Holdings Ltd.	11,680	825,192
Brown & Brown, Inc.	31,972	2,858,617
Cincinnati Financial Corp.	23,625	2,790,112
Everest Group Ltd.	6,034	2,299,075
First American Financial Corp.	12,153	655,654
Globe Life, Inc.	13,850	1,139,578
Hanover Insurance Group, Inc.	4,418	554,194
Hartford Financial Services Group, Inc.	39,607	3,982,088
Kinsale Capital Group, Inc.	3,254	1,253,701
Lincoln National Corp.	20,704	643,894
Marsh & McLennan Cos., Inc.	70,092	14,769,786
MetLife, Inc.	82,126	5,764,424
Old Republic International Corp.	42,947	1,327,062
Primerica, Inc.	5,736	1,357,023
Principal Financial Group, Inc.	36,178	2,838,164
Progressive Corp.	83,159	17,272,956
Prudential Financial, Inc.	51,793	6,069,622
Reinsurance Group of America, Inc.	8,453	1,735,147
RenaissanceRe Holdings Ltd.	7,066	1,579,322
Ryan Specialty Holdings, Inc.	10,000	579,100
Selective Insurance Group, Inc.	8,916	836,588
Travelers Cos., Inc.	32,729	6,655,115
Unum Group	26,123	1,335,147
W.R. Berkley Corp.	31,841	2,502,066
White Mountains Insurance Group Ltd.	375	681,544
Willis Towers Watson PLC	14,506	3,802,603
		$127,764,518
Interactive Media & Services — 4.3%
Alphabet, Inc., Class A	1,230,311	$224,101,149

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Pinterest, Inc., Class A(1)	74,626	$ 3,288,768
Snap, Inc., Class A(1)	139,856	2,323,008
ZoomInfo Technologies, Inc.(1)	36,468	465,696
		$ 230,178,621
IT Services — 1.3%
Accenture PLC, Class A	76,583	$ 23,236,048
Akamai Technologies, Inc.(1)	21,008	1,892,401
Amdocs Ltd.	14,063	1,109,852
Cloudflare, Inc., Class A(1)	36,158	2,994,967
Cognizant Technology Solutions Corp., Class A	63,212	4,298,416
EPAM Systems, Inc.(1)	7,499	1,410,637
Gartner, Inc.(1)	9,227	4,143,477
International Business Machines Corp.	112,071	19,382,679
Kyndryl Holdings, Inc.(1)	27,703	728,866
MongoDB, Inc.(1)	8,773	2,192,899
Okta, Inc.(1)	19,582	1,833,071
Snowflake, Inc., Class A(1)	38,985	5,266,484
Twilio, Inc., Class A(1)	23,304	1,323,900
VeriSign, Inc.(1)	12,043	2,141,245
		$71,954,942
Leisure Products — 0.1%
Brunswick Corp.	13,999	$1,018,707
Hasbro, Inc.	15,358	898,443
Mattel, Inc.(1)	49,315	801,862
		$2,719,012
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	39,874	$5,168,867
Avantor, Inc.(1)	94,362	2,000,474
Bio-Rad Laboratories, Inc., Class A(1)	3,262	890,885
Bio-Techne Corp.	18,380	1,316,927
Bruker Corp.	10,235	653,095
Charles River Laboratories International, Inc.(1)	7,469	1,542,946
Danaher Corp.	87,653	21,900,102
Illumina, Inc.(1)	20,253	2,114,008
IQVIA Holdings, Inc.(1)	24,716	5,225,951
Medpace Holdings, Inc.(1)	3,135	1,291,150
Mettler-Toledo International, Inc.(1)	2,922	4,083,758
Repligen Corp.(1)	8,424	1,061,930
Revvity, Inc.	17,808	1,867,347
Thermo Fisher Scientific, Inc.	49,436	27,338,108
Waters Corp.(1)	7,201	2,089,154
West Pharmaceutical Services, Inc.	9,560	3,148,968
		$81,693,670
Machinery — 2.6%
AGCO Corp.	9,698	$949,240
Allison Transmission Holdings, Inc.	10,686	811,067
Security	Shares	Value
Machinery (continued)
Caterpillar, Inc.	74,676	$ 24,874,576
Chart Industries, Inc.(1)	8,366	1,207,549
CNH Industrial NV	132,634	1,343,583
Cummins, Inc.	21,600	5,981,688
Deere & Co.	41,054	15,339,006
Donaldson Co., Inc.	15,838	1,133,367
Dover Corp.	20,632	3,723,044
ESAB Corp.	11,201	1,057,711
Federal Signal Corp.	9,577	801,308
Flowserve Corp.	21,203	1,019,864
Fortive Corp.	56,340	4,174,794
Franklin Electric Co., Inc.	7,879	758,905
Graco, Inc.	23,810	1,887,657
IDEX Corp.	10,928	2,198,714
Illinois Tool Works, Inc.	47,770	11,319,579
Ingersoll Rand, Inc.	64,674	5,874,986
ITT, Inc.	14,708	1,899,980
Lincoln Electric Holdings, Inc.	7,639	1,441,021
Middleby Corp.(1)	8,322	1,020,360
Mueller Industries, Inc.	22,028	1,254,274
Nordson Corp.	7,197	1,669,272
Oshkosh Corp.	8,141	880,856
Otis Worldwide Corp.	64,881	6,245,445
PACCAR, Inc.	82,682	8,511,285
Parker-Hannifin Corp.	20,528	10,383,268
Pentair PLC	23,466	1,799,138
Snap-on, Inc.	8,819	2,305,198
SPX Technologies, Inc.(1)	8,666	1,231,785
Stanley Black & Decker, Inc.	21,711	1,734,492
Timken Co.	10,680	855,788
Toro Co.	14,144	1,322,606
Watts Water Technologies, Inc., Class A	4,503	825,715
Westinghouse Air Brake Technologies Corp.	28,036	4,431,090
Xylem, Inc.	38,687	5,247,118
		$137,515,329
Media — 0.7%
Charter Communications, Inc., Class A(1)	11,042	$3,301,116
Comcast Corp., Class A	474,586	18,584,788
Interpublic Group of Cos., Inc.	55,503	1,614,582
Liberty Broadband Corp., Class C(1)	18,039	988,898
New York Times Co., Class A	18,406	942,571
Nexstar Media Group, Inc.	4,833	802,327
Omnicom Group, Inc.	27,459	2,463,072
Paramount Global, Class B	91,715	952,919
Trade Desk, Inc., Class A(1)	55,116	5,383,180
		$35,033,453
Metals & Mining — 0.5%
ATI, Inc.(1)	41,797	$2,317,644
Commercial Metals Co.	39,906	2,194,431

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining (continued)
Nucor Corp.	71,119	$ 11,242,491
Reliance, Inc.	19,125	5,462,100
Steel Dynamics, Inc.	48,636	6,298,362
		$ 27,515,028
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(2)	104,028	$ 992,427
Annaly Capital Management, Inc.	71,106	1,355,280
Rithm Capital Corp.	68,495	747,281
Starwood Property Trust, Inc.	42,268	800,556
		$3,895,544
Multi-Utilities — 0.7%
Ameren Corp.	37,576	$2,672,029
CMS Energy Corp.	37,881	2,255,056
Consolidated Edison, Inc.	48,829	4,366,289
Dominion Energy, Inc.	118,402	5,801,698
DTE Energy Co.	29,175	3,238,717
NiSource, Inc.	70,238	2,023,557
Public Service Enterprise Group, Inc.	70,361	5,185,606
Sempra	89,475	6,805,468
WEC Energy Group, Inc.	44,602	3,499,473
		$35,847,893
Office REITs — 0.1%
Boston Properties, Inc.	22,161	$1,364,231
COPT Defense Properties	26,000	650,780
Vornado Realty Trust	23,964	630,014
		$2,645,025
Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp.	192,729	$12,147,709
		$12,147,709
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	8,248	$679,058
		$679,058
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	19,298	$779,639
American Airlines Group, Inc.(1)(2)	88,283	1,000,246
Delta Air Lines, Inc.	93,279	4,425,156
		$6,205,041
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	15,888	$907,840
Coty, Inc., Class A(1)	59,093	592,112
e.l.f. Beauty, Inc.(1)	6,136	1,292,978
Estee Lauder Cos., Inc., Class A	28,678	3,051,339
		$5,844,269
Security	Shares	Value
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	262,826	$ 10,915,164
Catalent, Inc.(1)	26,317	1,479,805
Elanco Animal Health, Inc.(1)	74,870	1,080,374
Eli Lilly & Co.	99,710	90,275,440
Jazz Pharmaceuticals PLC(1)	10,110	1,079,040
Merck & Co., Inc.	328,246	40,636,855
Organon & Co.	37,716	780,721
Pfizer, Inc.	726,135	20,317,257
Royalty Pharma PLC, Class A	44,360	1,169,773
Zoetis, Inc.	59,158	10,255,631
		$177,990,060
Professional Services — 0.8%
Automatic Data Processing, Inc.	48,920	$11,676,715
Booz Allen Hamilton Holding Corp.	16,491	2,537,965
Broadridge Financial Solutions, Inc.	13,111	2,582,867
Dayforce, Inc.(1)(2)	19,247	954,651
Equifax, Inc.	14,915	3,616,291
ExlService Holdings, Inc.(1)	21,250	666,400
Exponent, Inc.	5,782	549,984
FTI Consulting, Inc.(1)	3,808	820,738
Genpact Ltd.	18,622	599,442
Maximus, Inc.	8,571	734,535
Parsons Corp.(1)	8,300	679,023
Paychex, Inc.	39,100	4,635,696
Paycom Software, Inc.	7,048	1,008,146
Paylocity Holding Corp.(1)	5,269	694,718
Robert Half, Inc.	16,715	1,069,426
Science Applications International Corp.	5,120	601,856
SS&C Technologies Holdings, Inc.	27,152	1,701,616
TransUnion	28,510	2,114,301
TriNet Group, Inc.	6,210	621,000
Verisk Analytics, Inc.	19,148	5,161,343
		$43,026,713
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	40,375	$3,597,816
CoStar Group, Inc.(1)	48,933	3,627,893
Jones Lang LaSalle, Inc.(1)	7,080	1,453,382
Zillow Group, Inc., Class C(1)	30,533	1,416,426
		$10,095,517
Residential REITs — 0.4%
AvalonBay Communities, Inc.	20,035	$4,145,041
Camden Property Trust	14,848	1,620,065
Equity LifeStyle Properties, Inc.	25,196	1,641,016
Equity Residential	52,556	3,644,233
Essex Property Trust, Inc.	9,010	2,452,522
Mid-America Apartment Communities, Inc.	16,410	2,340,230
Sun Communities, Inc.	17,392	2,092,953

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs (continued)
UDR, Inc.	46,335	$ 1,906,685
		$ 19,842,745
Retail REITs — 0.4%
Brixmor Property Group, Inc.	42,292	$ 976,522
Federal Realty Investment Trust	11,607	1,171,959
Kimco Realty Corp.	93,381	1,817,194
Kite Realty Group Trust	30,789	689,058
NNN REIT, Inc.	25,723	1,095,800
Realty Income Corp.	123,034	6,498,656
Regency Centers Corp.	25,932	1,612,970
Simon Property Group, Inc.	45,711	6,938,930
		$20,801,089
Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc.(1)	196,268	$31,836,632
Allegro MicroSystems, Inc.(1)	3,950	111,548
Analog Devices, Inc.	60,360	13,777,774
Applied Materials, Inc.	100,750	23,775,992
Broadcom, Inc.	54,013	86,719,492
Cirrus Logic, Inc.(1)	7,380	942,131
Enphase Energy, Inc.(1)	16,417	1,636,939
Entegris, Inc.	17,978	2,434,221
First Solar, Inc.(1)	12,403	2,796,380
Intel Corp.	519,559	16,090,742
KLA Corp.	16,420	13,538,454
Lam Research Corp.	15,889	16,919,402
Lattice Semiconductor Corp.(1)	15,108	876,113
Marvell Technology, Inc.	106,151	7,419,955
Microchip Technology, Inc.	67,302	6,158,133
Micron Technology, Inc.	132,873	17,476,786
MKS Instruments, Inc.	11,984	1,564,871
Monolithic Power Systems, Inc.	5,488	4,509,380
NVIDIA Corp.	2,580,507	318,795,835
ON Semiconductor Corp.(1)	48,652	3,335,095
Onto Innovation, Inc.(1)	6,230	1,367,859
Qorvo, Inc.(1)	11,584	1,344,207
QUALCOMM, Inc.	135,995	27,087,484
Rambus, Inc.(1)	13,679	803,778
Skyworks Solutions, Inc.	20,197	2,152,596
Teradyne, Inc.	17,105	2,536,500
Texas Instruments, Inc.	111,019	21,596,526
Universal Display Corp.	6,342	1,333,406
		$628,938,231
Software — 11.3%
Adobe, Inc.(1)	54,475	$30,263,041
Altair Engineering, Inc., Class A(1)	4,845	475,198
ANSYS, Inc.(1)	10,737	3,451,946
AppFolio, Inc., Class A(1)	3,500	855,995
AppLovin Corp., Class A(1)	22,080	1,837,498
Security	Shares	Value
Software (continued)
Aspen Technology, Inc.(1)	3,986	$ 791,739
Atlassian Corp., Class A(1)	19,033	3,366,557
Autodesk, Inc.(1)	27,405	6,781,367
Bill Holdings, Inc.(1)	14,150	744,573
Cadence Design Systems, Inc.(1)	33,649	10,355,480
CCC Intelligent Solutions Holdings, Inc.(1)	65,000	722,150
Clearwater Analytics Holdings, Inc., Class A(1)	31,000	574,120
Commvault Systems, Inc.(1)	5,190	630,948
Confluent, Inc., Class A(1)	18,851	556,670
CrowdStrike Holdings, Inc., Class A(1)	26,909	10,311,260
Datadog, Inc., Class A(1)	33,156	4,300,002
DocuSign, Inc.(1)	26,144	1,398,704
Dolby Laboratories, Inc., Class A	6,538	518,006
Dropbox, Inc., Class A(1)	37,922	852,107
Dynatrace, Inc.(1)	28,054	1,255,136
Elastic NV(1)	8,376	954,110
Fair Isaac Corp.(1)	2,936	4,370,706
Fortinet, Inc.(1)	72,680	4,380,424
Gen Digital, Inc.	59,180	1,478,316
Guidewire Software, Inc.(1)	8,247	1,137,179
HashiCorp, Inc., Class A(1)	15,000	505,350
HubSpot, Inc.(1)	6,360	3,751,064
Intuit, Inc.	33,186	21,810,171
Manhattan Associates, Inc.(1)	6,811	1,680,137
Microsoft Corp.	798,681	356,970,473
Nutanix, Inc., Class A(1)	29,688	1,687,763
Oracle Corp.	194,938	27,525,246
Palo Alto Networks, Inc.(1)	38,266	12,972,557
PTC, Inc.(1)	15,079	2,739,402
Qualys, Inc.(1)	4,602	656,245
Roper Technologies, Inc.	13,018	7,337,726
Salesforce, Inc.	115,219	29,622,805
SentinelOne, Inc., Class A(1)	22,483	473,267
ServiceNow, Inc.(1)	24,911	19,596,736
Smartsheet, Inc., Class A(1)	15,781	695,626
SPS Commerce, Inc.(1)	4,586	862,902
Synopsys, Inc.(1)	18,210	10,836,043
Tenable Holdings, Inc.(1)	12,123	528,320
Tyler Technologies, Inc.(1)	4,951	2,489,264
Varonis Systems, Inc.(1)	13,142	630,422
Workday, Inc., Class A(1)	24,283	5,428,707
Zoom Video Communications, Inc., Class A(1)	26,522	1,569,837
Zscaler, Inc.(1)	11,669	2,242,665
		$604,975,960
Specialized REITs — 1.1%
American Tower Corp.	65,903	$12,810,225
Crown Castle, Inc.	61,357	5,994,579
CubeSmart	31,543	1,424,797
Digital Realty Trust, Inc.	45,622	6,936,825
Equinix, Inc.	13,383	10,125,578

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs (continued)
Extra Space Storage, Inc.	29,538	$ 4,590,501
Iron Mountain, Inc.	35,487	3,180,345
Lamar Advertising Co., Class A	12,312	1,471,653
Public Storage	22,498	6,471,550
SBA Communications Corp.	15,057	2,955,689
Weyerhaeuser Co.	82,826	2,351,430
		$ 58,313,172
Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A(1)	5,839	$1,038,408
Asbury Automotive Group, Inc.(1)	2,587	589,500
AutoNation, Inc.(1)	4,563	727,251
AutoZone, Inc.(1)	2,042	6,052,692
Bath & Body Works, Inc.	29,800	1,163,690
Best Buy Co., Inc.	21,455	1,808,442
Burlington Stores, Inc.(1)	8,582	2,059,680
CarMax, Inc.(1)	19,883	1,458,219
Carvana Co.(1)	11,442	1,472,814
Chewy, Inc., Class A(1)(2)	9,570	260,687
Dick's Sporting Goods, Inc.	5,422	1,164,917
Five Below, Inc.(1)	6,997	762,463
Floor & Decor Holdings, Inc., Class A(1)	12,454	1,238,052
GameStop Corp., Class A(1)	31,480	777,241
Gap, Inc.	25,901	618,775
Home Depot, Inc.	115,421	39,732,525
Lithia Motors, Inc., Class A	3,411	861,107
Lowe's Cos., Inc.	66,296	14,615,616
O'Reilly Automotive, Inc.(1)	6,928	7,316,384
Penske Automotive Group, Inc.	1,776	264,660
RH(1)	2,425	592,767
Ross Stores, Inc.	38,986	5,665,445
Signet Jewelers Ltd.	7,900	707,682
TJX Cos., Inc.	129,561	14,264,666
Tractor Supply Co.	13,044	3,521,880
Ulta Beauty, Inc.(1)	5,923	2,285,508
Williams-Sonoma, Inc.	6,578	1,857,430
		$112,878,501
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	1,672,241	$352,207,400
Dell Technologies, Inc., Class C	34,265	4,725,486
Hewlett Packard Enterprise Co.	146,696	3,105,554
HP, Inc.	106,033	3,713,276
NetApp, Inc.	23,724	3,055,651
Pure Storage, Inc., Class A(1)	33,965	2,180,893
Seagate Technology Holdings PLC	25,712	2,655,278
Super Micro Computer, Inc.(1)	5,924	4,853,829
Western Digital Corp.(1)	35,910	2,720,901
		$379,218,268
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	2,145	$ 169,627
Crocs, Inc.(1)	7,218	1,053,395
Deckers Outdoor Corp.(1)	2,825	2,734,459
Levi Strauss & Co., Class A	21,000	404,880
lululemon Athletica, Inc.(1)	13,184	3,938,061
NIKE, Inc., Class B	138,100	10,408,597
PVH Corp.	5,522	584,614
Ralph Lauren Corp.	4,524	791,971
Skechers USA, Inc., Class A(1)	12,027	831,306
Tapestry, Inc.	30,789	1,317,461
VF Corp.(2)	41,223	556,511
		$22,790,882
Trading Companies & Distributors — 0.6%
Air Lease Corp.	17,419	$827,925
Applied Industrial Technologies, Inc.	7,543	1,463,342
Beacon Roofing Supply, Inc.(1)	9,842	890,701
Boise Cascade Co.	4,549	542,332
Core & Main, Inc., Class A(1)	36,059	1,764,728
Fastenal Co.	62,794	3,945,975
Ferguson PLC	23,365	4,524,632
FTAI Aviation Ltd.	15,897	1,641,047
GATX Corp.	6,934	917,784
MSC Industrial Direct Co., Inc., Class A	7,733	613,304
SiteOne Landscape Supply, Inc.(1)	6,263	760,391
United Rentals, Inc.	10,642	6,882,501
W.W. Grainger, Inc.	5,410	4,881,118
Watsco, Inc.	5,610	2,598,776
WESCO International, Inc.	4,024	637,885
		$32,892,441
Water Utilities — 0.1%
American Water Works Co., Inc.	25,623	$3,309,467
Essential Utilities, Inc.	41,643	1,554,533
		$4,864,000
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	54,039	$9,520,591
		$9,520,591
Total Common Stocks (identified cost $2,654,733,753)		$5,347,439,477

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	7,614	$ 7,766
Total Rights (identified cost $7,766)		$ 7,766

Short-Term Investments — 0.2%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	8,229,052	$ 8,229,052
Total Affiliated Fund (identified cost $8,229,052)		$ 8,229,052
Securities Lending Collateral — 0.0%(3)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(7)	1,814,214	$ 1,814,214
Total Securities Lending Collateral (identified cost $1,814,214)		$ 1,814,214
Total Short-Term Investments (identified cost $10,043,266)		$ 10,043,266
Total Investments — 100.0% (identified cost $2,664,784,785)		$5,357,490,509
Other Assets, Less Liabilities — (0.0)%(3)		$ (345,920)
Net Assets — 100.0%		$5,357,144,589

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $8,040,615 and the total market value of the collateral received by the Fund was $8,664,345, comprised of cash of $1,814,214 and U.S. government and/or agencies securities of $6,850,131.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $7,766, which represents less than 0.05% of the net assets of the Fund as of June 30, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$7,766

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated  was $8,229,052, which represents 0.2% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$12,339,221	$198,284,383	$(202,394,552)	$ —	$ —	$8,229,052	$299,400	8,229,052

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,347,439,477(2)	$ —	$ —	$5,347,439,477
Rights	—	—	7,766	7,766
Short-Term Investments:
Affiliated Fund	8,229,052	—	—	8,229,052
Securities Lending Collateral	1,814,214	—	—	1,814,214
Total Investments	$5,357,482,743	$ —	$7,766	$5,357,490,509

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.